ACQUISITIONS (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Wangkeng USD ($)	Dec. 31, 2010 Wangkeng USD ($)	Jan. 14, 2011 Wangkeng Fujian Huabang USD ($)	Jan. 14, 2011 Wangkeng Fujian Huabang CNY	Dec. 31, 2010 Wangkeng Fujian Huabang
ACQUISITIONS
Ownership interest (as a percent)								10.00%
Purchase consideration						$ 5,939	38,967
Carrying amount of noncontrolling interest before changes in the entity's ownership interest						1,032	6,777
Effects of changes in the entity's ownership interest
Net income (loss) attributable to the entity	(1,243)	(45,389)	3,742	(45,389)	3,742
Decrease in the company's paid-in capital for purchase of 10% of equity interest in Wangkeng				(4,907)
Net transfers to noncontrolling interest				(4,907)
Change from net income (loss) attributable to the entity and transfers to noncontrolling interest				$ (50,296)	$ 3,742